Schedule III-Real Estate and Accumulated Depreciation (STAG Predecessor Group)	12 Months Ended
Dec. 31, 2010
STAG Predecessor Group
Real Estate and Accumulated Depreciation

STAG Predecessor Group

Schedule III—Real Estate and Accumulated Depreciation as of December 31, 2010

(dollars in thousands)

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION

					Costs Capitalized Subsequent to Acquisition and Valuation Provision	Gross Amount Carried at Close of Period 12/31/10
			Initial Cost
						Building and Improvements			Accumulated Depreciation 12/31/10	Year Acquired
Building Address	City/State	Encumbrances	Building	Land			Land	Total
1515 East State Road 8	Albion, IN	9,118	8,245	1,065	—	8,245	1,065	9,310	813	2006
37 Hunt Road	Amesbury, MA	5,126	3,523	1,022	—	3,523	1,022	4,545	286	2007
2111 N. Sandra Street	Appleton, WI	4,509	3,916	495	333	4,249	495	4,744	464	2007
3311 Pinewood Drive	Arlington, TX	2,820	2,455	413	—	2,455	413	2,868	242	2007
365 McClurg Road	Boardman, OH	3,840	3,482	282	596	4,078	282	4,360	304	2007
8401 Southern Blvd	Boardman, OH	2,026	1,980	192	—	1,980	192	2,172	157	2007
818 Mulberry Street	Canton, OH	5,871	5,078	586	85	5,163	586	5,749	501	2007
50501/50371/50271/50900 E. Russell Schmidt	Chesterfield, MI	9,588	8,073	1,449	604	8,677	1,449	10,126	1,082	2007
1011 Glendale Milford Road	Cincinnati, OH	5,222	5,172	384	31	5,203	384	5,587	485	2007
4646 Needmore Road	Dayton, OH	4,056	3,650	391	—	3,650	391	4,041	596	2007
530 Fentress Boulevard	Daytona Beach, FL	5,920	875	1,237	42	917	1,237	2,154	221	2007
53105 Marina Drive/23590 CR6	Elkhart, IN	4,080	3,777	447	161	3,938	447	4,385	343	2007
6051/2311 North Lee Highway	Fairfield, VA/Lexington, VA	3,284	2,719	354	177	2,896	354	3,250	276	2007
5786 Collett Road	Farmington, NY	5,489	5,342	410	—	5,342	410	5,752	488	2007
One Fuller Way	Great Bend, KS	7,987	7,222	1,065	—	7,222	1,065	8,287	689	2007
900 Brooks Avenue	Holland, MI	5,833	5,235	489	497	5,732	489	6,221	579	2007
414 E. 40th Street	Holland, MI	4,417	4,046	497	—	4,046	497	4,543	434	2007
1102 Chastain Drive/4795 I-55 North	Jackson, MS	4,754	4,068	968	565	4,633	968	5,601	372	2007
165 American Way	Jefferson, NC	2,960	2,875	119	—	2,875	119	2,994	257	2007
19 Mollison Way	Lewiston, ME	5,232	5,515	173	238	5,753	173	5,926	581	2007
243/219 Medford Street	Malden, MA	7,425	6,778	873	—	6,778	873	7,651	622	2007
800 Pennsylvania Avenue	Salem, OH	7,332	6,849	858	—	6,849	858	7,707	614	2006
605 Fourth Street	Mayville, WI	4,718	4,118	547	—	4,118	547	4,665	371	2007
8900 N. 55th Street	Milwaukee, WI	4,495	4,090	456	—	4,090	456	4,546	352	2007
200 West Capitol Drive	Milwaukee, WI	6,046	5,283	1,048	5	5,288	1,048	6,336	635	2007
111/113 Pencader Drive	Newark, DE	4,700	3,957	527	137	4,094	527	4,621	421	2007
3100 West Fairfield Drive	Pensacola, FL	230	206	42	83	289	42	331	24	2007
1301 North Palafox Street	Pensacola, FL	5,164	4,705	282	61	4,766	282	5,048	413	2007
805 North Main Street	Pocatello, ID	3,673	3,472	399	—	3,472	399	3,871	404	2007
1400 Turbine Drive	Rapid City, SD	13,669	11,957	2,306	—	11,957	2,306	14,263	1,624	2007
2550 N. Mays Street	Round Rock, TX	3,763	3,399	394	76	3,475	394	3,869	426	2007
102 Sergeant Square Drive	Sergeant Bluff, IA	12,792	11,675	736	24	11,699	736	12,435	1,480	2007
15 Loveton Circle	Sparks, MD	4,205	3,577	790	—	3,577	790	4,367	386	2007
8950 & 8970 Pershall Road	Hazelwood, MO	7,394	5,436	1,960	—	5,436	1,960	7,396	487	2006
476 Southridge Industrial Drive	Tavares, FL	6,761	6,339	722	—	6,339	722	7,061	754	2006
7990 Bavaria Road	Twinsburg, OH	6,912	6,497	590	—	6,497	590	7,087	521	2007
300 Spencer Mattingly Lane	Bardstown, KY	2,733	2,399	379	—	2,399	379	2,778	230	2007
1100 Performance Place	Youngstown, OH	3,406	3,400	139	—	3,400	139	3,539	327	2007

Total		207,550	181,385	25,086	3,715	185,100	25,086	210,186	19,261

Reconciliation of Real Estate Investments

	2010	2009	2008
Balance at beginning of period	$210,009	$208,948	$212,688
Additions during period
Other acquisitions	—	—	—
Improvements, etc.	1,500	1,295	384
Other additions	—	—	—
Deductions during period
Cost of real estate sold	—	(50)	—
Write-off of tenant improvements	(1,323)	(184)	(396)
Asset Impairments	—	—	(3,728)

Balance at close of period	$210,186	$210,009	$208,948

        The unaudited aggregate cost of real estate properties for federal tax purposes as of December 31, 2010 was $227,119.

Reconciliation of Accumulated Depreciation

	2010	2009	2008
Balance at beginning of period	$14,626	$8,680	$2,395
Additions during period
Depreciation and amortization expense	5,747	5,979	6,307
Other additions	—	—	—
Reductions during period
Disposals	(1,112)	(33)	(22)
Other reductions	—	—	—

Balance at close of period	$19,261	$14,626	$8,680